LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.79%
Argentina–0.01%
†YPF ADR	23,900	$ 111,374
		111,374
Australia–0.02%
†MMG	356,000	147,911
		147,911
Brazil–3.26%
†Adecoagro	12,300	111,069
†Alpargatas	21,700	210,515
Ambev	552,100	1,554,183
†Americanas	51,866	293,914
Atacadao	57,900	187,657
B3 SA - Brasil Bolsa Balcao	722,200	1,694,848
Banco Bradesco	161,931	531,370
Banco BTG Pactual	135,472	621,916
Banco do Brasil	99,400	529,330
Banco Inter	39,472	338,130
Banco Santander	48,200	314,031
BB Seguridade Participacoes	75,500	276,171
Bradespar	30,157	287,962
†BRF	75,900	378,402
CCR	144,900	312,111
Centrais Eletricas Brasileiras	38,100	268,028
Cia de Saneamento Basico do Estado de Sao Paulo	40,200	284,129
Cia Paranaense de Energia	118,000	158,395
Cia Siderurgica Nacional	81,600	431,244
Cosan	119,600	500,077
CPFL Energia	26,000	128,812
Energisa	22,200	179,492
Engie Brasil Energia	24,325	167,594
Equatorial Energia	106,300	495,022
Hapvida Participacoes e Investimentos	131,886	329,125
Hypera	44,800	263,169
JBS	107,800	732,028
†Klabin	82,300	364,821
Localiza Rent a Car	70,721	711,398
Lojas Renner	103,312	649,761
Magazine Luiza	346,091	912,614
†Natura & Co. Holding	104,196	872,677
Notre Dame Intermedica Participacoes	60,653	828,420
Petrobras Distribuidora	135,100	580,019
Petroleo Brasileiro	434,400	2,237,510
Raia Drogasil	125,400	535,381
Rede D'Or Sao Luiz	46,500	578,843
†Rumo	147,918	457,138
†Suzano	87,830	870,921
Telefonica Brasil	57,600	448,996
TIM	101,000	217,366
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
TOTVS	63,514	$ 420,336
Ultrapar Participacoes	87,800	238,132
Vale	462,900	6,447,407
†Via	171,600	242,633
WEG	196,000	1,421,659
		30,614,756
Chile–0.34%
Banco de Chile	5,324,236	491,621
Banco de Credito e Inversiones	6,232	227,513
Banco Santander Chile	7,734,874	387,602
Cencosud	167,727	324,366
Cencosud Shopping	56,483	66,180
Cia Cervecerias Unidas	17,591	156,176
Colbun	918,513	148,856
Empresas CMPC	133,078	250,435
Empresas COPEC	45,560	378,168
Enel Americas	2,536,227	299,703
Enel Chile	3,291,703	156,181
Falabella	86,381	302,568
		3,189,369
China–30.14%
†21Vianet Group	11,100	192,141
†360 Finance	10,000	203,200
†360 Security Technology Class A	36,600	67,082
†3SBio	141,000	138,130
†51job ADR	3,600	250,308
AAC Technologies Holdings	84,000	397,235
Addsino Class A	10,900	25,312
†Advanced Micro-Fabrication Equipment Class A	3,448	80,464
AECC Aero-Engine Control Class A	6,100	22,632
AECC Aviation Power Class A	14,901	122,542
Agile Group Holdings	132,000	123,105
†Agora	5,600	162,400
Agricultural Bank of China Class A	446,400	202,788
Agricultural Bank of China Class H	3,056,000	1,049,829
Aier Eye Hospital Group Class A	30,132	248,350
†Air China Class A	29,100	33,363
†Air China Class H	222,000	146,456
†Akeso	33,000	180,616
†Alibaba Group Holding	1,607,200	29,755,602
†Alibaba Group Holding ADR	21,065	3,118,673
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
A-Living Services Class H	66,000	$ 234,381
†Aluminum of China Class H	462,000	343,165
†Aluminumof China Class A	72,400	86,036
Angel Yeast Class A	5,500	42,550
Anhui Conch Cement Class A	21,800	137,518
Anhui Conch Cement Class H	145,500	785,911
Anhui Gujing Distillery Class A	2,300	84,600
Anhui Gujing Distillery Class B	13,100	170,002
Anhui Honglu Steel Construction Group Class A	2,100	14,175
Anhui Kouzi Distillery Class A	3,900	30,437
ANTA Sports Products	126,000	2,379,318
Apeloa Pharmaceutical Class A	7,600	44,728
Asymchem Laboratories Tianjin Class A	1,600	110,157
Autobio Diagnostics Class A	2,470	20,373
Autohome ADR	8,800	412,984
Avary Holding Shenzhen Class A	8,500	43,751
Avic Capital Class A	62,200	36,720
AVIC Electromechanical Systems Class A	24,600	50,386
AviChina Industry & Technology Class H	294,000	184,964
Avicopter Class A	3,500	29,980
†Baidu ADR	29,900	4,597,125
†Baidu	20,086	386,225
Bank of Beijing Class A	109,200	73,524
Bank of Chengdu Class A	21,000	38,266
Bank of China Class A	218,600	103,106
Bank of China Class H	9,292,000	3,283,191
Bank of Communications Class A	223,920	155,651
Bank of Hangzhou Class A	39,900	91,668
Bank of Jiangsu Class A	83,200	74,588
Bank of Nanjing Class A	59,500	83,011
Bank of Ningbo Class A	34,700	188,140
Bank of Shanghai Class A	72,540	81,880
Baoshan Iron & Steel Class A	124,400	166,214
†Baozun ADR	6,800	119,204
BBMG Class A	44,200	19,242
†BeiGene ADR	5,400	1,960,200
†Beijing BDStar Navigation Class A	2,200	13,693
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Beijing Capital International Airport Class H	222,000	$ 130,141
Beijing Dabeinong Technology Group Class A	22,400	26,169
†Beijing E-Hualu Information Technology Class A	4,820	22,043
Beijing Enlight Media Class A	20,700	31,733
Beijing Enterprises Holdings	59,500	237,494
Beijing Enterprises Water Group	600,000	234,864
Beijing Kingsoft Office Software Class A	2,153	93,210
Beijing Kunlun Tech Class A	7,400	19,413
Beijing New Building Materials Class A	11,400	55,938
Beijing Originwater Technology Class A	22,600	27,123
Beijing Roborock Technology Class A	364	39,820
Beijing Shiji Information Technology Class A	7,700	30,319
Beijing Shunxin Agriculture Class A	4,800	26,130
Beijing Sinnet Technology Class A	9,300	18,458
Beijing Tiantan Biological Products Class A	8,260	40,754
Beijing United Information Technology Class A	1,900	33,559
Beijing Wantai Biological Pharmacy Enterprise Class A	2,300	78,735
Beijing Yanjing Brewery Class A	21,400	21,625
Beijing Yuanliu Hongyuan Electronic Technology Class A	1,200	27,894
Beijing-Shanghai High Speed Railway Class A	224,100	164,733
Betta Pharmaceuticals Class A	2,700	38,983
BGI Genomics Class A	2,700	36,578
†Bilibili ADR	19,200	1,270,464
BOC International China Class A	10,000	23,144
BOE Technology Group Class A	199,100	154,616
†Burning Rock Biotech	5,300	94,764
BYD	92,000	2,859,580

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BYD Class A	10,300	$ 396,538
BYD Electronic International	78,000	272,790
By-health Class A	9,700	42,405
C&S Paper Class A	6,600	17,596
Caitong Securities Class A	18,100	30,178
†CanSino Biologics Class A	596	31,294
†CanSino Biologics Class H	9,200	325,407
CGN Power Class H	1,239,000	376,046
Chacha Food Class A	3,000	21,476
Changchun High & New Technology Industry Group Class A	2,300	97,406
Changjiang Securities Class A	26,500	31,236
Changzhou Xingyu Automotive Lighting Systems Class A	2,000	55,926
Chaozhou Three-Circle Group Class A	11,500	65,748
†Chifeng Jilong Gold Mining Class A	9,300	22,096
China Aoyuan Group	138,000	72,742
China Baoan Group Class A	13,800	40,496
China Bohai Bank Class H	355,000	138,632
China CITIC Bank Class H	1,040,000	468,757
China Communications Services Class H	260,000	143,785
China Conch Venture Holdings	187,500	870,633
China Construction Bank Class A	48,500	44,636
China CSSC Holdings Class A	25,400	98,323
†China East Education Holding	60,500	62,407
†China Eastern Airlines Class A	61,900	44,961
China Education Group Holdings	93,000	160,417
China Everbright	112,000	131,592
China Everbright Bank Class A	224,000	117,144
China Everbright Bank Class H	383,000	134,813
China Everbright Environment Group	425,000	319,370
China Evergrande Group	227,000	85,761
China Feihe	417,000	702,865
=†China Fortune Land Development Class A	14,723	9,168
China Galaxy Securities Class A	17,900	28,905
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Galaxy Securities Class H	424,500	$ 246,190
China Great Wall Securities Class A	11,800	21,499
China Greatwall Technology Group Class A	19,200	39,065
China Hongqiao Group	267,000	338,845
=†China Huarong Asset Management Class H	1,088,000	71,279
China International Capital Class A	5,400	47,769
China International Capital Class H	169,200	442,315
China Jinmao Holdings Group	664,000	238,606
China Jushi Class A	26,746	72,130
China Lesso Group Holdings	124,000	197,362
China Life Insurance Class A	14,700	67,538
China Life Insurance Class H	880,000	1,439,025
†China Literature	47,200	358,200
China Longyuan Power Group Class H	390,000	956,985
China Medical System Holdings	156,000	284,308
China Meidong Auto Holdings	64,000	322,026
†China Mengniu Dairy	369,000	2,376,298
China Merchants Bank Class A	118,200	918,733
China Merchants Bank Class H	457,000	3,636,870
China Merchants Energy Shipping Class A	55,680	47,535
China Merchants Property Operation & Service Class A	5,100	12,286
China Merchants Securities Class A	42,600	120,090
China Merchants Shekou Industrial Zone Holdings Class A	44,300	88,484
China Minsheng Banking Class A	205,500	124,180
China Molybdenum Class A	103,400	95,604
China Molybdenum Class H	393,000	242,628
China National Chemical Engineering Class A	29,900	49,722
China National Medicines Class A	4,700	21,259

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Nuclear Power Class A	83,500	$ 92,802
China National Software & Service Class A	3,200	24,273
China Northern Rare Earth Group High-Tech Class A	22,800	154,122
China Oilfield Services Class H	216,000	204,415
China Overseas Land & Investment	448,000	1,013,873
China Overseas Property Holdings	150,000	124,212
China Pacific Insurance Group Class A	36,400	152,054
China Pacific Insurance Group Class H	312,000	926,453
China Petroleum & Chemical Class A	163,300	111,935
China Petroleum & Chemical Class H	2,842,000	1,400,514
China Power International Development	512,000	271,632
China Railway Group Class A	103,900	90,632
China Railway Signal & Communication Class A	44,023	35,081
China Resources Beer Holdings	170,000	1,257,326
China Resources Gas Group	108,000	567,424
China Resources Land	376,000	1,582,453
China Resources Mixc Lifestyle Services	66,000	363,086
China Resources Pharmaceutical Group	171,000	83,929
China Resources Power Holdings	226,000	649,073
China Resources Sanjiu Medical & Pharmaceutical Class A	6,200	27,075
China Shenhua Energy Class A	35,100	122,608
China Shenhua Energy Class H	399,500	930,614
China South Publishing & Media Group Class A	12,400	17,195
†China Southern Airlines Class A	66,500	59,189
†China Southern Airlines Class H	208,000	116,877
China State Construction Engineering Class A	227,400	168,447
China Taiping Insurance Holdings	195,200	295,358
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Tourism Group Duty Free Class A	11,200	$ 448,724
China Tower Class H	4,936,000	645,045
China TransInfo Technology Class A	10,800	24,660
China United Network Communications Class A	176,800	112,448
China Vanke Class A	54,700	179,838
China Vanke Class H	201,700	551,511
China Yangtze Power Class A	128,484	436,517
China Yuhua Education	176,000	85,460
China Zheshang Bank Class A	100,400	55,072
†Chinasoft International	302,000	533,369
†Chindata Group Holdings	9,800	82,418
†Chongqing Brewery Class A	3,200	64,824
Chongqing Changan Automobile Class A	35,000	89,993
†Chongqing Fuling Zhacai Group Class A	4,600	21,783
Chongqing Rural Commercial Bank	23,900	14,243
Chongqing Rural Commercial Bank Class H	299,000	108,687
Chongqing Zhifei Biological Products Class A	9,300	227,376
CIFI Ever Sunshine Services Group	88,000	175,898
CIFI Holdings Group	384,468	261,000
CITIC	677,000	716,766
CITIC Securities Class A	59,600	232,178
CITIC Securities Class H	269,000	681,949
Contemporary Amperex Technology Class A	13,400	1,085,652
COSCO Shipping Energy Transportation Class A	25,600	27,056
†COSCO Shipping Holdings Class A	74,490	196,873
†COSCO Shipping Holdings Class H	388,650	589,750
COSCO Shipping Ports	210,427	181,741
Country Garden Holdings	906,021	934,204
Country Garden Services Holdings	178,000	1,406,545
CRRC Class A	138,700	133,018
CSC Financial Class A	24,000	114,158
CSPC Pharmaceutical Group	1,050,240	1,253,309
Da An Gene of Sun Yat-Sen University Class A	8,256	23,725
†Dada Nexus ADR	6,900	138,276
Dali Foods Group	252,500	152,447

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Daqo New Energy	6,800	$ 387,600
DaShenLin Pharmaceutical Group Class A	4,800	31,502
DHC Software Class A	18,900	22,171
†DiDi Global ADR	35,500	276,545
Dong-E-E-Jiao Class A	2,700	14,611
Dongfang Electric Class A	19,900	56,136
Dongxing Securities Class A	10,773	18,812
†DouYu International Holdings	10,900	35,861
East Money Information Class A	59,520	314,702
Ecovacs Robotics Class A	2,800	65,722
ENN Energy Holdings	92,400	1,523,997
ENN Natural Gas Class A	10,200	28,747
Eve Energy Class A	11,555	175,778
Everbright Securities Class A	22,000	52,585
Fangda Carbon New Material Class A	24,880	38,815
Far East Horizon	230,000	233,408
FAW Jiefang Group	20,700	34,254
Fiberhome Telecommunication Technologies Class A	7,700	20,969
Financial Street Holdings Class A	10,700	9,897
First Capital Securities Class A	22,600	25,221
Flat Glass Group	47,000	219,927
Flat Glass Group Class A	8,000	56,871
Focus Media Information Technology Class A	90,800	102,706
Foshan Haitian Flavouring & Food Class A	20,100	340,827
Fosun International	295,000	358,499
Founder Securities Class A	43,800	55,309
Foxconn Industrial Internet Class A	42,552	76,294
Fujian Anjoy Foods Class A	1,700	50,507
Fujian Sunner Development Class A	8,200	27,362
Fuyao Glass Industry Group Class A	13,700	89,322
Fuyao Glass Industry Group Class H	69,600	370,199
Ganfeng Lithium Class A	7,100	178,044
Ganfeng Lithium Class H	29,600	518,634
G-bits Network Technology Xiamen Class A	500	30,283
†GCL System Integration Technology Class A	31,500	19,986
†GDS Holdings ADR	10,300	583,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GEM Class A	30,600	$ 52,588
Gemdale Class A	25,200	43,614
†Genscript Biotech	132,000	506,596
GF Securities Class A	26,400	85,151
GF Securities Class H	153,600	267,854
Giant Network Group Class A	10,500	16,901
Gigadevice Semiconductor Beijing Class A	3,752	83,686
GoerTek Class A	18,900	125,255
†GOME Retail Holdings	1,370,000	127,789
†Gotion High-tech Class A	8,900	65,015
Great Wall Motor Class A	14,900	120,777
Greenland Holdings Class A	58,695	42,572
Greentown China Holdings	97,500	147,045
Greentown Service Group	166,000	180,095
GRG Banking Equipment Class A	17,800	26,996
†GSX Techedu ADR	13,500	41,445
Guangdong Haid Group Class A	9,900	103,096
Guangdong Hongda Blasting Class A	5,398	22,591
Guangdong Kinlong Hardware Products Class A	2,000	42,457
Guangdong Xinbao Electrical Appliances Holdings Class A	5,000	14,177
†Guanghui Energy Class A	36,300	48,469
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	8,000	36,771
Guangzhou Haige Communications Group Class A	13,600	21,500
Guangzhou Kingmed Diagnostics Group Class A	2,900	45,817
Guangzhou R&F Properties Class H	204,400	157,281
Guangzhou Shiyuan Electronic Technology Class A	3,800	46,032
Guangzhou Tinci Materials Technology Class A	6,630	155,170
Guangzhou Wondfo Biotech Class A	2,730	18,128
Guangzhou Yuexiu Financial Holdings Group Class A	19,845	25,891
Guolian Securities Class A	9,200	18,912
Guosen Securities Class A	35,500	64,728

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Junan Securities Class A	40,100	$ 110,221
Guoyuan Securities Class A	22,940	27,429
Haidilao International Holding	123,000	471,189
Haier Smart Home Class A	36,800	147,624
Haier Smart Home Class H	260,800	911,719
†Haitian International Holdings	74,000	229,596
Haitong Securities Class A	46,500	87,098
Haitong Securities Class H	333,600	304,121
†Hang Zhou Great Star Industrial Class A	5,900	25,019
Hangzhou First Applied Material Class A	5,532	107,722
Hangzhou Oxygen Plant Group Class A	5,100	22,127
Hangzhou Robam Appliances Class A	6,100	31,821
Hangzhou Silan Microelectronics Class A	8,200	71,926
Hangzhou Tigermed Consulting Class A	2,500	67,235
Hangzhou Tigermed Consulting Class H	13,700	289,700
Hansoh Pharmaceutical Group	136,000	344,267
Hefei Meiya Optoelectronic Technology Class A	3,100	18,193
Heilongjiang Agriculture Class A	7,300	17,093
Hello Group	17,800	188,324
Henan Shuanghui Investment & Development Class A	16,200	67,925
Hengan International Group	76,000	405,277
Hengli Petrochemical Class A	35,800	143,057
†HengTen Networks Group	308,000	90,444
Hengyi Petrochemical Class A	25,670	45,399
Hesteel Class A	47,700	20,415
Hithink RoyalFlush Information Network Class A	2,800	51,662
Hongfa Technology Class A	5,600	53,960
Hopson Development Holdings	76,900	273,807
†Hua Hong Semiconductor	60,000	307,750
Huaan Securities Class A	20,540	16,984
Huadian Power International Class A	31,500	23,057
Huadong Medicine Class A	9,000	41,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huafon Chemical Class A	25,000	$ 46,812
Huagong Tech Class A	4,700	21,128
Hualan Biological Engineering Class A	11,020	47,438
Huaneng Power International Class A	41,600	53,043
Huaneng Power International Class H	428,000	229,631
Huatai Securities Class A	38,700	101,444
Huatai Securities Class H	193,400	298,056
Huaxi Securities Class A	17,700	26,274
Huaxia Bank Class A	72,500	62,318
Huaxin Cement Class A	6,100	19,320
Huayu Automotive Systems Class A	17,000	59,783
†Huazhu Group ADR	20,800	953,888
Hubei Biocause Pharmaceutical Class A	30,500	15,777
Huizhou Desay Sv Automotive Class A	2,300	29,914
Humanwell Healthcare Group Class A	10,800	33,693
Hunan Valin Steel Class A	38,100	38,808
Hundsun Technologies Class A	9,688	86,118
†HUYA ADR	8,900	74,226
Iflytek Class A	13,700	111,382
†I-Mab ADR	3,800	275,462
Imeik Technology Development Class A	1,100	101,861
Industrial & Commercial Bank of China Class A	367,800	264,510
Industrial & Commercial Bank of China Class H	6,603,000	3,660,200
Industrial Bank Class A	120,096	337,909
Industrial Securities Class A	36,542	55,388
Ingenic Semiconductor Class A	2,700	53,325
†Inner Mongolia BaoTou Steel Union Class A	248,600	120,785
Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	50,700	44,693
Inner Mongolia Yili Industrial Group Class A	33,900	197,469
†Innovent Biologics	135,500	1,304,898
Inspur Electronic Information Industry Class A	9,660	42,478
Intco Medical Technology Class A	3,450	31,301
†iQIYI ADR	32,300	259,369
Ithaca Energy North Sea Class A	8,300	58,010

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
JA Solar Technology Class A	8,900	$ 90,106
Jafron Biomedical Class A	5,310	48,070
Jason Furniture Hangzhou Class A	4,200	38,736
JCET Group Class A	8,900	43,775
†JD Health International	40,800	393,192
†JD.com ADR	101,600	7,339,584
Jiangsu Changshu Rural Commercial Bank Class A	15,700	15,516
Jiangsu Eastern Shenghong Class A	17,800	76,840
Jiangsu Expressway Class H	142,000	143,484
Jiangsu Hengli Hydraulic Class A	8,132	106,167
Jiangsu Hengrui Medicine Class A	35,522	275,790
Jiangsu Shagang Class A	14,800	15,711
Jiangsu Yanghe Brewery Joint-Stock Class A	8,600	219,783
Jiangsu Yangnong Chemical Class A	1,800	29,101
Jiangsu Yoke Technology Class A	2,400	28,188
Jiangsu Yuyue Medical Equipment & Supply Class A	4,100	20,540
Jiangsu Zhongnan Construction Group Class A	30,800	21,090
Jiangsu Zhongtian Technology Class A	21,600	30,325
Jiangxi Copper Class A	10,900	40,779
Jiangxi Copper Class H	139,000	247,296
Jiangxi Zhengbang Technology Class A	17,500	25,422
Jilin Aodong Pharmaceutical Group Class A	8,100	21,089
Jinke Properties Group Class A	36,900	29,368
†Jinxin Fertility Group	154,000	228,395
JiuGui Liquor Class A	2,200	84,119
Jiumaojiu International Holdings	84,000	253,001
Joincare Pharmaceutical Group Industry Class A	12,300	21,607
Joinn Laboratories China Class A	1,640	40,048
Jointown Pharmaceutical Group Class A	9,500	22,775
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Class A	5,231	$ 25,597
†Joyoung Class A	4,800	16,133
JOYY	6,700	367,361
Juewei Food Class A	4,000	39,516
†Kaisa Group Holdings	322,285	87,695
†KE Holdings ADR	42,000	766,920
†Kingdee International Software Group	303,000	1,008,886
Kingfa Sci & Tech Class A	18,100	40,951
Kingsoft	111,800	445,118
†Kingsoft Cloud Holdings ADR	6,400	181,248
†Kuaishou Technology	31,800	339,392
†Kuang-Chi Technologies Class A	13,000	45,183
Kunlun Energy	452,000	470,636
Kweichow Moutai Class A	7,200	2,032,260
†KWG Group Holdings	154,000	150,198
Lakala Payment Class A	4,300	16,392
Laobaixing Pharmacy Chain Class A	2,800	20,304
LB Group Class A	11,300	49,838
Lenovo Group	848,000	1,106,830
Lens Technology Class A	28,900	92,832
Leo Group Class A	35,500	13,736
Lepu Medical Technology Beijing Class A	9,900	41,021
Leyard Optoelectronic Class A	14,800	23,555
†Li Auto ADR	63,100	1,658,899
Li Ning	262,000	3,019,744
Liaoning Cheng Da Class A	7,800	29,684
Lingyi iTech Guangdong Class A	39,600	39,414
Livzon Pharmaceutical Group Class A	2,400	14,369
Logan Group	169,000	176,361
Longfor Group Holdings	212,500	970,931
LONGi Green Energy Technology Class A	31,080	395,070
†Lufax Holding ADR	20,100	140,298
Luxi Chemical Group Class A	10,000	28,953
Luxshare Precision Industry Class A	39,287	215,538
Luzhou Laojiao Class A	8,400	288,296
Maccura Biotechnology Class A	4,600	20,461
Mango Excellent Media Class A	10,900	73,487
Maxscend Microelectronics	1,920	103,740

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Meinian Onehealth Healthcare Holdings Class A	20,600	$ 23,632
†Meituan Class B	471,400	15,047,758
Metallurgicalof China Class A	116,700	78,298
Midea Group	18,900	203,225
Ming Yang Smart Energy Group Class A	10,100	38,762
Ming Yuan Cloud Group Holdings	43,000	149,076
Minth Group	86,000	294,212
Montage Technology Class A	4,061	37,137
Muyuan Foodstuff Class A	30,250	240,794
NanJi E-Commerce Class A	18,100	18,440
Nanjing King-Friend Biochemical Pharmaceutical Class A	5,681	31,533
Nanjing Securities Class A	17,700	27,195
Nanyang Topsec Technologies Group Class A	8,600	21,298
NARI Technology Class A	33,264	183,718
†National Silicon Industry Group Class A	11,200	49,203
NAURA Technology Group Class A	3,000	168,226
†NavInfo Class A	12,700	21,560
NetEase ADR	46,900	4,005,260
New China Life Insurance Class A	12,100	74,859
New China Life Insurance Class H	105,200	309,728
†New Hope Liuhe Class A	24,800	56,431
†New Oriental Education & Technology Group Sponsored ADR	177,600	364,080
Ninestar Class A	7,300	42,138
Ningbo Joyson Electronic Class A	8,400	22,561
Ningbo Tuopu Group Class A	7,900	44,404
Ningxia Baofeng Energy Group Class A	33,700	83,116
†NIO ADR	159,200	5,672,296
†Noah Holdings Sponsored ADR	4,000	148,520
Nongfu Spring Class H	47,400	239,981
Northeast Securities Class A	18,400	24,495
†Offcn Education Technology Class A	10,999	18,483
Offshore Oil Engineering Class A	22,000	16,170
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
OFILM Group Class A	15,100	$ 19,580
†OneConnect Financial Technology	12,000	49,200
Oppein Home Group Class A	2,600	52,251
Orient Securities Class A	32,200	75,068
Ovctek China Class A	5,669	71,785
†Pacific Securities Class A	31,600	15,893
†Pangang Group Vanadium Titanium & Resources Class A	52,831	38,922
People's Insurance Group of China Class H	1,007,000	312,472
People's InsuranceGroup of China Class A	22,600	17,661
Perfect World Class A	10,850	25,255
PetroChina Class A	105,700	97,815
PetroChina Class H	2,494,000	1,168,101
Pharmaron Beijing Class A	3,900	129,799
Pharmaron Beijing Class H	15,500	369,767
PICC Property & Casualty Class H	804,000	779,934
†Pinduoduo ADR	51,300	4,651,371
Ping An Bank Class A	111,492	307,809
†Ping An Healthcare and Technology	55,400	361,103
Ping An Insurance Group of China Class A	63,700	475,010
Ping An Insurance Group of China Class H	737,500	5,044,037
Poly Developments and Holdings Group Class A	66,600	144,176
Poly Property Development Class H	14,600	87,218
Postal Savings Bank of China Class A	148,300	115,876
Power Construction of China Class A	100,700	131,988
Powerlong Real Estate Holdings	169,000	127,388
Proya Cosmetics Class A	1,000	26,760
Qianhe Condiment and Food Class A	5,160	15,586
Qingdao Rural Commercial	32,500	19,498
Raytron Technology Class A	2,387	32,288
RiseSun Real Estate Development Class A	20,600	15,321
Riyue Heavy Industry Class A	5,100	27,129
†RLX Technology ADR	71,800	324,536
Rongsheng Petro Chemical Class A	58,650	169,624
SAIC Motor Class A	43,000	126,553
Sailun Group Class A	16,300	28,853

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sanan Optoelectronics Class A	25,400	$ 123,925
Sangfor Technologies Class A	2,700	98,071
Sany Heavy Equipment International Holdings	127,000	150,252
Sany Heavy Industry Class A	48,600	190,468
SDIC Capital Class A	33,593	45,555
SDIC Power Holdings Class A	32,700	60,871
Sealand Securities Class A	26,000	16,472
Seazen Group	256,000	204,346
Seazen Holdings Class A	14,100	81,321
SF Holding Class A	26,000	262,168
SG Micro Class A	1,350	69,157
Shaanxi Coal Industry Class A	57,300	130,588
Shandong Buchang Pharmaceuticals Class A	8,000	22,828
Shandong Gold Mining Class A	24,480	74,367
Shandong Gold Mining Class H	71,250	126,185
Shandong Hualu Hengsheng Chemical Class A	13,910	70,434
Shandong Linglong Tyre Class A	9,500	51,569
Shandong Nanshan Aluminum Class A	82,800	55,595
Shandong Pharmaceutical Glass Class A	3,800	17,456
Shandong Sun Paper Industry Class A	17,100	31,456
Shandong Weigao Group Medical Polymer Class H	288,000	511,034
Shanghai Bailian Group Class A	9,500	21,214
Shanghai Bairun Investment Holding Group Class A	4,760	54,869
Shanghai Baosight Software Class A	6,890	70,021
Shanghai Construction Group Class A	33,200	21,064
Shanghai Electric Group Class A	64,800	51,965
Shanghai Fosun Pharmaceutical Group Class A	11,600	93,386
Shanghai Fosun Pharmaceutical Group Class H	58,000	296,922
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Shanghai International Airport Class A	4,200	$ 28,577
Shanghai International Port Group Class A	45,600	42,877
Shanghai Jahwa United Class A	3,200	21,689
Shanghai Jinjiang International Hotels Class A	4,500	31,588
Shanghai Lingang Holdings Class A	12,240	28,488
Shanghai Lujiazui Finance & Trade Zone Development Class B	128,820	116,711
Shanghai M&G Stationery Class A	6,000	63,056
Shanghai Pharmaceuticals Holding Class A	5,700	16,839
Shanghai Pharmaceuticals Holding Class H	96,100	186,261
Shanghai Pudong Development Bank Class A	169,800	235,848
Shanghai Putailai New Energy Technology Class A	4,480	118,953
Shanghai RAAS Blood Products Class A	36,900	38,908
Shanghai Yuyuan Tourist Mart Group Class A	21,600	34,062
Shanghai Zhangjiang High-Tech Park Development Class A	8,900	23,204
Shanxi Lu'an Environmental Energy Development Class A	14,300	32,914
†Shanxi Meijin Energy Class A	26,600	43,807
Shanxi Securities Class A	22,850	23,142
Shanxi Taigang Stainless Steel Class A	28,200	41,943
Shanxi Xinghuacun Fen Wine Factory Class A	7,280	354,744
Shanxi Xishanal & Electricity Power Class A	28,470	51,726
Shenergy Class A	24,200	29,589
Shenghe Resources Holding Class A	9,800	30,135
Shengyi Technology Class A	12,800	42,683
Shennan Circuits Class A	2,820	41,202
Shenwan Hongyuan Group Class A	116,600	98,911
Shenzhen Capchem Technology Class A	2,400	57,518

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Energy Group Class A	25,800	$ 37,482
Shenzhen Goodix Technology Class A	2,200	37,627
Shenzhen Hepalink Pharmaceutical Group Class A	6,900	16,550
Shenzhen Inovance Technology Class A	16,350	158,905
Shenzhen Kaifa Technology Class A	8,200	17,775
†Shenzhen Kangtai Biological Products Class A	4,100	69,707
Shenzhen Mindray Bio-Medical Electronics Class A	6,900	411,883
†Shenzhen MTC Class A	33,100	25,206
Shenzhen Overseas Chinese Town Class A	45,044	51,947
†Shenzhen Salubris Pharmaceuticals Class A	6,900	30,857
Shenzhen SC New Energy Technology Class A	1,800	38,394
Shenzhen Sunlord Electronics Class A	4,200	22,010
Shenzhen Sunway Communication Class A	4,600	15,957
Shenzhou International Group Holdings	96,500	2,048,064
Shijiazhuang Yiling Pharmaceutical Class A	9,240	23,670
Shimao Services Holdings	69,000	142,659
Sichuan Chuantou Energy Class A	20,400	45,364
Sichuan Kelun Pharmaceutical Class A	6,500	17,989
Sichuan Road & Bridge Class A	24,100	31,335
Sichuan Swellfun Class A	3,200	62,570
Silergy	9,000	1,309,081
Sinolink Securities Class A	20,400	35,857
Sinoma Science & Technology Class A	10,300	55,937
Sinopec Shanghai Petrochemical Class A	25,200	16,476
Sinotrans Class A	26,300	22,155
Sinotruk Hong Kong	77,000	114,056
Skshu Paint Class A	2,380	36,702
Smoore International Holdings	209,000	973,206
Songcheng Performance Development Class A	12,120	26,287
SooChow Securities Class A	20,880	32,112
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Southwest Securities Class A	29,800	$ 23,484
†Spring Airlines Class A	4,400	36,998
StarPower Semiconductor Class A	900	56,206
Sunac China Holdings	300,000	639,444
†Sunac Services Holdings	88,000	181,091
Sungrow Power Supply Class A	9,000	204,546
†Suning.com Class A	45,500	35,135
Sunny Optical Technology Group	83,300	2,181,200
Sunwoda Electronic Class A	10,600	60,921
Suofeiya Home Collection Class A	3,600	9,233
Suzhou Dongshan Precision Manufacturing Class A	11,600	37,245
Suzhou Gold Mantis Construction Decoration Class A	19,700	19,149
Suzhou Maxwell Technologies Class A	600	56,216
†TAL Education Group ADR	49,800	241,032
Tangshan Jidong Cement Class A	9,900	19,693
TBEA Class A	22,200	82,588
TCL Technology Group Class A	82,700	79,656
Tencent Holdings	673,300	40,195,146
†Tencent Music Entertainment Group ADR	77,300	560,425
Thunder Software Technology Class A	2,700	51,988
†Tianfeng Securities Class A	61,000	41,042
Tianjin 712 Communication & Broadcasting Class A	5,600	31,856
Tianjin Zhonghuan Semiconductor Class A	18,700	132,129
Tianma Microelectronics Class A	15,900	33,271
Tianshui Huatian Technology Class A	15,000	27,890
Tingyi Cayman Islands Holding	226,000	420,204
Toly Bread Class A	4,200	18,943
†Tongcheng-Elong Holdings	113,600	274,318
TongFu Microelectronics Class A	9,732	28,402
Tonghua Dongbao Pharmaceutical Class A	8,114	13,209
Tongkun Group Class A	12,200	41,104

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tongling Nonferrous Metals Group Class A	57,900	$ 34,605
Tongwei Class A	25,100	196,563
†Topchoice Medical Class A	2,000	93,465
Topsports International Holdings	179,000	203,291
Transfar Zhilian Class A	17,900	23,006
TravelSky Technology Class H	110,000	212,163
†Trip.com Group ADR	59,500	1,829,625
Tsingtao Brewery Class A	4,000	49,595
Tsingtao Brewery Class H	62,000	487,703
Unigroup Guoxin Microelectronics Class A	4,100	130,624
Uni-President China Holdings	143,000	135,735
Unisplendour Class A	16,480	63,362
Universal Scientific Industrial Shanghai Class A	6,900	14,734
†Up Fintech Holding	9,700	102,723
†Venus MedTech Hangzhou Class H	24,500	125,658
†Vipshop Holdings ADR	53,200	592,648
Walvax Biotechnology Class A	10,300	99,951
Wangfujing Group Class A	6,000	27,451
Wanhua Chemical Group Class A	18,220	297,872
Want Want China Holdings	570,000	430,397
†Weibo Sponsored ADR	7,300	346,677
Weichai Power Class A	33,600	88,712
Weichai Power Class H	231,000	478,103
Weifu High-Technology Group Class A	5,100	16,292
Weihai Guangwei Composites Class A	3,300	33,418
†Weimob	198,000	285,797
†Wens Foodstuffs Group Class A	34,020	76,050
Western Securities Class A	20,300	25,876
Will Semiconductor Class A	4,900	182,888
Wingtech Technology Class A	7,200	103,762
Winning Health Technology Group Class A	13,960	31,265
Wuchan Zhongda Group Class A	41,300	41,414
Wuhan Guide Infrared Class A	14,322	51,535
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	13,100	42,407
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wuhu Token Science Class A	11,400	$ 13,000
Wuliangye Yibin Class A	22,300	754,752
WUS Printed Circuit Kunshan Class A	10,010	17,298
WuXi AppTec Class A	15,232	359,144
WuXi AppTec Class H	39,356	916,200
†Wuxi Biologics Cayman	421,000	6,828,741
Wuxi Lead Intelligent Equipment Class A	9,440	100,790
Wuxi Shangji Automation Class A	1,600	68,591
XCMG Construction Machinery Class A	52,800	56,777
Xiamen C & D Class A	12,000	15,490
Xiamen Intretech Class A	5,100	26,565
Xiamen Tungsten Class A	10,500	38,172
†Xiaomi Class B	1,677,400	4,606,935
Xinjiang Goldwind Science & Technology Class A	23,200	62,155
Xinjiang Goldwind Science & Technology Class H	90,200	189,674
Xinyi Solar Holdings	564,546	1,155,695
†XPeng ADR	44,900	1,595,746
Yadea Group Holdings	140,000	228,672
Yango Group Class A	25,000	16,118
Yantai Eddie Precision Machinery Class A	5,740	31,930
Yantai Jereh Oilfield Services Group Class A	6,900	51,229
Yanzhou Coal Mining Class A	14,100	62,812
Yanzhou Coal Mining Class H	176,000	331,888
Yealink Network Technology Class A	5,250	65,960
Yifan Pharmaceutical Class A	8,100	19,624
Yifeng Pharmacy Chain Class A	4,238	34,054
Yihai International Holding	54,000	300,929
Yihai Kerry Arawana Holdings Class A	6,992	74,769
Yintai Gold Class A	13,280	17,459
Yixintang Pharmaceutical Group Class A	3,100	14,390
Yonghui Superstores Class A	58,700	35,500
Yonyou Network Technology Class A	20,440	104,663
Youngor Group Class A	29,500	29,267
YTO Express Group Class A	16,500	35,565

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Yuan Longping High-tech Agriculture Class A	7,700	$ 25,535
Yuexiu Property	167,400	156,849
Yum China Holdings	49,200	2,859,012
Yunda Holding Class A	15,130	44,951
†Yunnan Aluminium Class A	17,600	39,823
Yunnan Baiyao Group Class A	7,200	108,763
Yunnan Energy New Material Class A	5,400	233,607
†Zai Lab ADR	8,900	937,971
Zhangzhou Pientzehuang Pharmaceutical Class A	3,500	204,407
Zhaojin Mining Industry Class H	120,000	84,484
†Zhefu Holding Group Class A	25,200	29,481
†Zhejiang Century Huatong Group Class A	48,340	55,248
Zhejiang China Commodities City Group Class A	34,000	24,646
Zhejiang Chint Electrics Class A	14,600	127,025
Zhejiang Dahua Technology Class A	17,600	64,203
Zhejiang Dingli Machinery Class A	3,240	35,361
Zhejiang Expressway Class H	170,000	140,199
Zhejiang HangKe Technology Class A	2,187	27,772
Zhejiang Huahai Pharmaceutical Class A	9,720	26,592
Zhejiang Huayou Cobalt Class A	7,200	114,761
Zhejiang Jingsheng Mechanical & Electrical Class A	8,000	79,342
Zhejiang Jiuzhou Pharmaceutical Class A	4,400	37,393
Zhejiang Juhua Class A	15,900	36,531
Zhejiang Longsheng Group Class A	17,800	37,130
Zhejiang NHU Class A	15,720	65,016
†Zhejiang Sanhua Intelligent Controls Class A	20,740	72,982
Zhejiang Satellite Petrochemical Class A	9,340	55,965
Zhejiang Semir Garment Class A	10,700	12,584
Zhejiang Supor Class A	3,400	24,554
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Weixing New Building Materials Class A	12,100	$ 31,536
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,400	30,760
Zhengzhou Yutong Bus Class A	10,400	18,234
Zhenro Properties Group	174,000	94,995
†Zheshang Securities Class A	19,500	37,478
†ZhongAn Online P&C Insurance Class H	58,100	237,891
Zhongji Innolight Class A	4,600	24,696
Zhongjin Gold Class A	20,800	26,900
Zhongsheng Group Holdings	66,500	533,078
Zhongtai Securities Class A	30,900	45,450
†Zhongtian Financial Group Class A	31,800	13,328
†Zhuzhou CRRC Times Electric Class H	63,800	292,310
Zhuzhou Kibing Group Class A	13,910	36,842
Zijin Mining Group Class A	109,500	169,656
Zijin Mining Group Class H	676,000	820,977
Zoomlion Heavy Industry Science and Technology Class A	43,300	55,136
Zoomlion Heavy Industry Science and Technology Class H	150,800	134,377
ZTE Class A	20,100	102,703
ZTE Class H	92,400	303,180
ZTO Express Cayman ADR	51,100	1,566,726
		283,406,695
Colombia–0.12%
Bancolombia	29,559	255,860
Ecopetrol	574,004	412,135
Grupo de Inversiones Suramericana	27,522	154,675
Interconexion Electrica	50,989	303,968
		1,126,638
Czech Republic–0.12%
CEZ	18,351	597,680
†Komercni banka	8,282	335,372
†Moneta Money Bank	55,574	224,187
		1,157,239
Egypt–0.07%
†Commercial International Bank Egypt	194,352	525,783

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt (continued)
Eastern	122,120	$ 95,086
†Fawry for Banking & Payment Technology Services SAE	58,022	52,449
		673,318
Greece–0.18%
†Alpha Services and Holdings	258,835	324,711
†Eurobank Ergasias	302,948	282,016
Hellenic Telecommunications Organization	27,274	511,967
JUMBO	12,573	204,722
OPAP	24,142	373,497
		1,696,913
Hong Kong–2.47%
†Alibaba Health Information Technology	472,000	679,698
†Alibaba Pictures Group	1,400,000	157,947
Bank of Communications Class H	1,032,000	610,837
BOC Aviation	24,200	201,925
Bosideng International Holdings	378,000	267,352
=†Brilliance China Automotive Holdings	176,000	56,522
China Cinda Asset Management Class H	1,086,000	183,403
China Construction Bank Class H	11,252,000	8,030,352
China Gas Holdings	360,800	1,065,602
China Merchants Port Holdings	169,342	289,577
China Minsheng Banking Class H	687,500	275,869
China National Building Material Class H	448,000	602,635
China Railway Group Class H	479,000	237,735
China Resources Cement Holdings	284,000	272,980
China State Construction International Holdings	226,000	197,309
China Traditional Chinese Medicine Holdings	332,000	167,773
†China Youzan	1,600,000	200,034
†Dongfeng Motor Group Class H	316,000	281,398
Geely Automobile Holdings	688,000	1,974,977
Great Wall Motor Class H	358,500	1,319,112
Guangdong Investment	342,000	446,284
Guangzhou Automobile Group Class H	342,000	300,530
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Huabao International Holdings	108,000	$ 210,966
†Hutchison China MediTech ADR	10,000	366,100
Kingboard Holdings	76,500	346,206
Kingboard Laminates Holdings	118,000	192,878
Lee & Man Paper Manufacturing	159,000	116,217
Microport Scientific	75,058	420,867
Nine Dragons Paper Holdings	190,000	231,920
Perennial Energy Holdings	80,000	16,905
Postal Savings Bank of China Class H	936,000	643,457
Shenzhen International Holdings	149,485	192,709
Shenzhen Investment	341,174	85,523
Shimao Group Holdings	144,000	263,925
Sino Biopharmaceutical	1,213,000	1,006,481
Sinopharm Group Class H	156,000	408,808
SSY Group	166,000	89,404
Sun Art Retail Group	233,500	107,970
Vinda International Holdings	43,000	127,045
Wharf Holdings	162,000	535,879
		23,183,111
Hungary–0.25%
MOL Hungarian Oil & Gas	47,623	395,644
†OTP Bank	26,203	1,533,218
Richter Gedeon	16,184	442,587
		2,371,449
India–11.89%
ACC	9,066	274,318
Adani Enterprises	32,090	632,728
†Adani Green Energy	45,650	704,243
Adani Ports & Special Economic Zone	59,467	588,833
Adani Total Gas	32,103	615,505
†Adani Transmission	32,015	669,049
Ambuja Cements	80,018	430,029
Apollo Hospitals Enterprise	11,717	705,141
Asian Paints	44,942	1,959,060
Aurobindo Pharma	33,964	330,395
†Avenue Supermarts	18,948	1,081,604
†Axis Bank	265,026	2,717,013
Bajaj Auto	8,246	424,854
Bajaj Finance	31,764	3,268,463
Bajaj Finserv	4,454	1,064,738
Balkrishna Industries	10,127	344,217
Bandhan Bank	77,244	292,506

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Berger Paints India	27,795	$ 302,118
Bharat Electronics	141,654	385,276
Bharat Forge	27,105	267,900
Bharat Petroleum	101,009	585,651
Bharti Airtel	288,491	2,666,818
Bharti Infratel	78,420	324,168
†Biocon	48,944	238,715
Britannia Industries	12,647	671,541
Cholamandalam Investment and Finance	47,587	359,240
Cipla	56,896	752,236
Coal India	178,965	444,731
Colgate-Palmolive India	14,363	322,252
Container Of India	30,923	291,895
Dabur India	72,596	602,388
Divi's Laboratories	15,508	1,001,278
DLF	72,793	405,875
Dr Reddy's Laboratories	13,660	896,098
Eicher Motors	15,846	592,751
GAIL India	181,208	386,014
†Godrej Consumer Products	41,529	574,442
Grasim Industries	31,410	703,683
Havells India	28,738	528,279
HCL Technologies	127,033	2,178,799
HDFC Asset Management	6,194	241,726
HDFC Life Insurance	94,216	914,794
Hero MotoCorp	14,152	539,678
Hindalco Industries	184,863	1,210,037
Hindustan Petroleum	73,653	296,909
Hindustan Unilever	96,203	3,498,151
Housing Development Finance	200,450	7,408,207
ICICI Bank	598,854	5,627,258
ICICI Lombard General Insurance	26,252	560,694
ICICI Prudential Life Insurance	43,061	388,758
Indian Oil	220,777	370,493
Indraprastha Gas	32,103	229,841
Info Edge India	9,044	780,624
Infosys	398,903	8,943,495
†InterGlobe Aviation	11,531	313,340
Ipca Laboratories	8,092	261,901
ITC	346,141	1,097,457
JSW Steel	97,976	875,348
Jubilant Foodworks	9,346	507,494
Kotak Mahindra Bank	64,917	1,747,074
Larsen & Toubro	80,358	1,838,043
Larsen & Toubro Infotech	6,076	469,821
Lupin	26,265	335,269
Mahindra & Mahindra	102,056	1,099,009
Marico	59,932	442,224
Maruti Suzuki India	15,934	1,571,631
Motherson Sumi Systems	146,342	443,013
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
MRF	222	$ 236,427
Muthoot Finance	14,132	274,929
Nestle India	3,959	1,034,403
NTPC	562,728	1,071,765
Oil & Natural Gas	293,197	566,836
Page Industries	647	275,581
Petronet LNG	85,621	274,368
PI Industries	9,615	410,589
Pidilite Industries	17,607	563,811
Piramal Enterprises	11,736	408,040
Power Grid of India	366,588	934,716
REC	105,634	223,562
Reliance Industries	333,680	11,293,328
†SBI Cards & Payment Services	27,684	381,814
SBI Life Insurance	52,612	860,745
Shree Cement	1,284	499,253
Shriram Transport Finance	23,350	406,145
Siemens	8,230	235,525
State Bank of India	208,201	1,262,080
Sun Pharmaceutical Industries	98,391	1,082,753
Tata Consultancy Services	108,339	5,490,431
Tata Consumer Products	70,266	767,906
†Tata Motors	194,301	863,545
Tata Steel	83,926	1,444,293
Tech Mahindra	73,513	1,361,021
Titan	41,579	1,206,746
Torrent Pharmaceuticals	5,943	246,245
Trent	21,239	292,365
UltraTech Cement	11,808	1,171,660
†United Spirits	34,409	393,687
UPL	58,073	552,017
Vedanta	129,145	496,831
Wipro	160,212	1,360,906
†Yes Bank	1,312,291	220,474
		111,761,930
Indonesia–1.32%
Adaro Energy	1,716,600	209,843
Aneka Tambang	1,018,100	161,309
Astra International	2,372,500	905,839
Bank Central Asia	1,295,800	3,156,201
Bank Mandiri Persero	2,194,900	938,071
Bank Negara Indonesia Persero	867,300	322,883
Bank Rakyat Indonesia Persero	7,978,859	2,126,738
Barito Pacific	3,323,900	222,662
Charoen Pokphand Indonesia	853,100	380,823
Gudang Garam	57,400	130,114
Indah Kiat Pulp & Paper	323,400	192,280

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Indocement Tunggal Prakarsa	181,500	$ 132,149
Indofood CBP Sukses Makmur	259,400	151,070
Indofood Sukses Makmur	516,500	228,507
Kalbe Farma	2,472,700	246,401
†Merdeka Copper Gold	1,284,400	224,793
Sarana Menara Nusantara Tbk PT	2,713,200	250,063
Semen Indonesia Persero	347,700	197,611
Telekomunikasi Indonesia Persero	5,744,800	1,471,047
Tower Bersama Infrastructure	922,000	189,984
Unilever Indonesia	888,100	244,929
United Tractors	193,700	348,548
		12,431,865
Kuwait–0.58%
Agility Public Warehousing KSC	140,680	459,525
†Boubyan Bank KSCP	131,100	333,891
Kuwait Finance House KSCP	545,274	1,486,371
Mabanee KPSC	72,186	184,325
Mobile Telecommunications KSCP	243,243	483,179
National Bank of Kuwait SAKP	800,099	2,528,584
		5,475,875
Luxembourg–0.03%
Reinet Investments	16,462	309,503
		309,503
Malaysia–1.30%
†AMMB Holdings	215,500	163,690
Axiata Group	319,961	297,576
CIMB Group Holdings	752,840	856,120
Dialog Group	444,200	252,957
DiGi.Com	359,000	380,151
Fraser & Neave Holdings	15,200	96,859
Genting	245,200	295,189
†Genting Malaysia	341,500	243,964
HAP Seng Consolidated	74,300	140,401
Hartalega Holdings	198,100	291,010
Hong Leong Bank	75,600	341,297
Hong Leong Financial Group	26,600	116,274
IHH Healthcare	228,400	365,527
IOI	294,300	265,021
Kossan Rubber Industries	141,300	77,966
Kuala Lumpur Kepong	50,396	242,199
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Malayan Banking	471,221	$ 906,086
†Malaysia Airports Holdings	128,000	210,504
Maxis	283,600	317,708
MISC	160,800	264,231
Nestle Malaysia	8,000	253,773
Petronas Chemicals Group	278,200	578,130
Petronas Dagangan	34,800	158,504
Petronas Gas	92,300	370,832
PPB Group	72,600	318,389
Press Metal Aluminium Holdings	383,500	525,807
Public Bank	1,699,200	1,651,915
QL Resources	132,200	169,888
RHB Bank	207,599	269,936
Sime Darby	305,000	165,377
Sime Darby Plantation	203,987	174,435
Supermax	177,411	101,281
Telekom Malaysia	136,400	185,591
Tenaga Nasional	267,600	617,545
Top Glove	617,100	424,519
Westports Holdings	120,500	129,524
		12,220,176
Mexico–1.87%
America Movil	4,005,100	3,544,955
Arca Continental	51,100	311,133
Becle	61,900	133,627
†Cemex	1,765,700	1,275,420
Coca-Cola Femsa	59,490	335,817
Fibra Uno Administracion	370,200	421,287
Fomento Economico Mexicano	227,200	1,971,015
Gruma Class B	25,725	294,046
†Grupo Aeroportuario del Pacifico Class B	47,400	551,123
Grupo Aeroportuario del Sureste Class B	24,300	453,296
Grupo Bimbo Class A	183,600	515,982
Grupo Carso	53,200	184,150
Grupo Financiero Banorte Class O	302,800	1,940,625
†Grupo Financiero Inbursa Class O	271,800	255,979
Grupo Mexico	363,800	1,446,634
Grupo Televisa	279,800	615,678
†Industrias Penoles	16,360	193,207
Kimberly-Clark de Mexico Class A	178,800	293,647
Megacable Holdings	35,400	107,856
Orbia Advance	121,100	310,883
Promotora y Operadora de Infraestructura	26,075	180,213
†Telesites SAB de CV	148,800	128,100

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Wal-Mart de Mexico	612,400	$ 2,075,304
		17,539,977
Netherlands–0.00%
Prosus	99	7,924
		7,924
Peru–0.17%
†Cia de Minas Buenaventura ADR	25,100	169,676
†Credicorp	7,900	876,426
Southern Copper	9,900	555,786
		1,601,888
Philippines–0.63%
Aboitiz Equity Ventures	226,980	216,256
Ayala	32,880	526,621
Ayala Land	948,200	622,715
Bank of the Philippine Islands	210,170	335,588
BDO Unibank	230,360	498,928
Globe Telecom	3,350	195,969
GT Capital Holdings	11,713	116,670
International Container Terminal Services	118,690	453,726
JG Summit Holdings	351,010	447,278
Jollibee Foods	52,090	209,340
Manila Electric	27,380	159,500
Metro Pacific Investments	1,486,900	106,012
Metropolitan Bank & Trust	208,094	177,940
PLDT	9,225	303,823
SM Investments	28,010	543,617
SM Prime Holdings	1,179,500	754,269
Universal Robina	102,580	273,292
		5,941,544
Poland–0.74%
†Allegro.eu	41,982	610,638
Bank Polska Kasa Opieki	21,563	557,405
CD Projekt	8,261	398,315
Cyfrowy Polsat	33,492	299,615
†Dino Polska	5,657	472,501
KGHM Polska Miedz	16,444	647,751
LPP	129	480,030
†Orange Polska	72,614	146,606
†PGE Polska Grupa Energetyczna	98,818	220,847
Polski Koncern Naftowy ORLEN	34,983	720,744
Polskie Gornictwo Naftowe i Gazownictwo	201,397	327,319
†Powszechna Kasa Oszczednosci Bank Polski	102,247	1,082,542
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
Powszechny Zaklad Ubezpieczen	71,180	$ 651,158
†Santander Bank Polska	4,180	315,504
		6,930,975
Qatar–0.73%
Barwa Real Estate	219,510	189,409
Commercial Bank PQSC	227,098	383,528
Industries Qatar QSC	177,425	752,875
Masraf Al Rayan QSC	428,157	526,700
Mesaieed Petrochemical Holding	508,280	313,701
Ooredoo QPSC	90,712	182,844
Qatar Electricity & Water QSC	60,123	279,561
Qatar Fuel QSC	55,589	273,899
Qatar Gas Transport	289,914	246,359
Qatar International Islamic Bank QSC	85,207	227,515
Qatar Islamic Bank	133,860	670,954
Qatar National Bank QPSC	531,395	2,794,895
		6,842,240
Republic of Korea–11.53%
†Alteogen	3,235	196,225
Amorepacific	3,758	562,119
AMOREPACIFIC Group	3,482	143,031
BGF retail	906	129,427
†Celltrion	11,261	2,446,106
†Celltrion Healthcare	9,894	904,996
†Celltrion Pharm	1,897	232,238
Cheil Worldwide	7,997	152,741
CJ	1,777	146,877
CJ CheilJedang	959	329,965
CJ ENM	1,267	160,549
†CJ Logistics	1,097	141,119
Coway	6,438	401,838
†Daewoo Shipbuilding & Marine Engineering	4,201	94,065
DB Insurance	5,518	295,233
†Doosan Bobcat	5,901	196,744
†Doosan Heavy Industries & Construction	31,436	541,044
Douzone Bizon	2,345	188,383
Ecopro BM	1,268	492,314
E-MART	2,310	318,005
Fila Holdings	5,631	200,777
Green Cross	681	188,912
GS Engineering & Construction	7,562	269,367
GS Holdings	5,707	213,046
Hana Financial Group	35,152	1,366,421
Hankook Tire & Technology	8,595	311,477

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hanmi Pharm	795	$ 183,587
Hanon Systems	21,572	282,535
†Hanwha Solutions	14,234	530,731
†HLB	10,424	494,452
†HMM	30,249	853,208
Hotel Shilla	3,629	263,102
†HYBE	1,575	393,024
Hyundai Engineering & Construction	9,308	398,252
Hyundai Glovis	2,182	302,205
Hyundai Heavy Industries Holdings	5,515	298,641
Hyundai Mobis	7,772	1,640,032
Hyundai Motor	16,277	2,709,557
Hyundai Steel	10,061	395,077
Industrial Bank of Korea	27,548	242,720
Kakao	36,261	3,566,201
†KakaoBank	6,047	349,337
†Kangwon Land	12,111	290,989
KB Financial Group	46,192	2,148,274
Kia Motors	30,810	2,080,800
†KMW	2,045	68,646
Korea Aerospace Industries	8,455	232,972
Korea Electric Power	30,047	594,775
Korea Investment Holdings	4,845	348,171
†Korea Shipbuilding & Offshore Engineering	4,577	388,970
Korea Zinc	1,000	421,883
†Korean Air Lines	19,795	557,383
KT&G	13,652	933,981
Kumho Petrochemical	2,103	330,336
LG	10,145	789,788
LG Chem	5,361	3,476,985
†LG Display	27,680	436,783
LG Electronics	12,404	1,318,571
LG Household & Health Care	1,093	1,232,272
LG Innotek	1,658	287,579
LG Uplus	25,616	322,011
Lotte Chemical	1,978	398,121
Lotte Shopping	1,255	107,348
Meritz Securities	36,721	152,183
Mirae Asset Daewoo	34,061	245,638
NAVER	14,382	4,666,484
NCSoft	1,910	967,517
Netmarble	2,472	244,005
NH Investment Securities	17,351	186,837
Orion	2,766	272,556
Pan Ocean	30,384	190,739
†Pearl Abyss	3,500	236,320
POSCO	8,684	2,391,213
POSCO Chemtech	3,636	535,027
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
S-1	2,204	$ 155,620
†Samsung Biologics	1,929	1,415,486
Samsung C&T	9,852	1,015,342
Samsung Electro-Mechanics	6,577	973,242
Samsung Electronics	558,438	34,620,141
†Samsung Engineering	18,330	390,115
Samsung Fire & Marine Insurance	3,567	704,825
†Samsung Heavy Industries	55,307	287,942
Samsung Life Insurance	7,952	487,833
Samsung SDI	6,433	3,838,699
Samsung SDS	4,045	542,728
Samsung Securities	7,660	305,987
Seegene	4,271	216,581
Shin Poong Pharmaceutical	3,720	177,180
Shinhan Financial Group	51,289	1,732,521
Shinsegae	859	189,231
SK	3,710	828,952
†SK Biopharmaceuticals	3,165	270,219
†SK Bioscience	2,225	508,330
SK Chemicals	872	206,762
SK Hynix	63,820	5,463,395
†SK IE Technology	1,650	312,850
†SK Innovation	5,952	1,310,395
†SK Telecom	1,186	322,137
SKC	2,443	341,623
S-Oil	5,372	493,395
Woori Financial Group	57,804	564,176
Yuhan	5,967	308,087
		108,364,631
Romania–0.04%
NEPI Rockcastle	49,178	341,401
		341,401
Russia–3.74%
†Alrosa PJSC	298,673	545,800
Gazprom ADR	3,481	34,601
Gazprom PJSC	951,460	4,725,717
Gazprom PJSC ADR	212,624	2,101,476
†Inter RAO UES PJSC	3,556,000	227,015
LUKOIL PJSC	45,172	4,301,785
LUKOIL PJSC ADR	3,429	325,667
Magnit PJSC	8,409	702,894
†Mail.Ru Group GDR	13,087	268,528
MMC Norilsk Nickel PJSC	7,324	2,193,440
Mobile TeleSystems ADR	54,400	524,416
†Moscow Exchange	171,200	409,071
Novatek PJSC GDR	10,652	2,788,958
†Novolipetsk Steel PJSC	173,360	516,713
PhosAgro PJSC	15,679	349,328
Polymetal International	41,622	703,258

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
†Polyus PJSC	3,487	$ 572,933
Polyus PJSC GDR	1,038	84,819
Rosneft Oil	134,890	1,141,514
Sberbank of Russia PJSC	1,248,830	5,846,874
Severstal PAO	21,765	454,429
Surgutneftegas PJSC	742,600	375,323
Tatneft PJSC	163,852	1,189,195
TCS Group Holding GDR	13,964	1,269,767
VTB Bank PJSC	357,890,000	254,818
X5 Retail Group GDR	14,368	464,062
†Yandex Class A	35,534	2,831,705
		35,204,106
Saudi Arabia–3.28%
Abdullah Al Othaim Markets	5,389	161,784
Advanced Petrochemical	12,450	248,111
Al Rajhi Bank	143,072	4,661,382
Alinma Bank	116,020	740,492
AlmaraiJSC	29,123	449,755
Arab National Bank	68,794	420,618
†Bank AlBilad	43,045	467,746
Bank Al-Jazira	47,986	234,721
Banque Saudi Fransi	68,369	760,121
Bupa Arabia for Cooperative Insurance	7,216	287,047
Co for Cooperative Insurance	7,412	170,938
†Dar Al Arkan Real Estate Development	63,972	175,010
Dr Sulaiman Al Habib Medical Services Group	6,101	282,661
†Emaar Economic City	46,399	164,531
Etihad Etisalat	45,537	378,797
Jarir Marketing	6,796	379,250
†Mobile TelecommunicationsSaudi Arabia	54,554	203,630
Mouwasat Medical Services	5,664	272,402
National Commercial Bank	256,409	4,197,486
†National Industrialization	38,657	240,071
National Petrochemical	13,904	185,352
†Rabigh Refining & Petrochemical	26,052	193,315
Riyad Bank	158,427	1,140,462
Sahara International Petrochemical	43,093	500,702
Saudi Arabian Fertilizer	24,908	1,144,759
†Saudi Arabian Mining	50,032	1,113,226
Saudi Arabian Oil	259,529	2,488,899
Saudi Basic Industries	105,233	3,556,140
Saudi British Bank	95,256	841,906
Saudi Cement	7,559	126,564
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Saudi Electricity	96,659	$ 690,793
Saudi Industrial Investment Group	26,223	283,779
†Saudi Kayan Petrochemical	86,146	468,603
Saudi Telecom	70,060	2,372,256
Savola Group	30,366	303,603
Yanbu National Petrochemical	29,822	563,742
		30,870,654
South Africa–3.02%
†Absa Group	84,092	850,943
African Rainbow Minerals	13,111	167,347
Anglo American Platinum	6,212	538,092
AngloGold Ashanti	48,754	781,079
Aspen Pharmacare Holdings	45,350	815,916
†Bid	39,104	837,742
Bidvest Group	33,658	438,082
Capitec Bank Holdings	9,456	1,142,287
Clicks Group	28,486	525,313
†Discovery	50,449	460,965
Exxaro Resources	29,058	310,730
FirstRand	590,300	2,528,779
Gold Fields	103,753	850,466
Growthpoint Properties	401,994	381,739
Harmony Gold Mining	65,622	204,218
Impala Platinum Holdings	93,077	1,048,964
Kumba Iron Ore	7,523	247,167
Mr Price Group	29,610	395,659
†MTN Group	197,961	1,859,378
MultiChoice Group	44,965	340,908
Naspers Class N	25,495	4,213,806
Nedbank Group	44,456	516,807
†Northam Platinum Holdings	41,372	492,659
Old Mutual	553,812	609,391
Rand Merchant Investment Holdings	90,179	225,167
Remgro	61,758	557,140
Sanlam	221,792	941,442
†Sasol	66,052	1,251,958
Shoprite Holdings	58,697	696,744
Sibanye Stillwater	328,252	996,964
SPAR Group	22,239	290,076
Standard Bank Group	151,687	1,436,390
Tiger Brands	19,902	247,500
Vodacom Group	75,038	717,754
Woolworths Holdings	117,685	458,594
		28,378,166
Taiwan–14.17%
Accton Technology	59,000	556,049

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Acer	339,000	$ 298,716
Advantech	44,595	581,164
Airtac International Group	16,000	497,792
ASE Technology Holding	384,000	1,485,624
Asia Cement	253,000	411,692
ASMedia Technology	3,000	177,203
Asustek Computer	82,000	952,364
AU Optronics	960,000	601,852
Catcher Technology	80,000	478,217
Cathay Financial Holding	926,563	1,910,372
Chailease Holding	152,390	1,338,304
Chang Hwa Commercial Bank	486,244	286,305
Cheng Shin Rubber Industry	206,000	261,337
China Development Financial Holding	1,575,000	796,518
China Life Insurance	226,020	234,237
China Steel	1,379,000	1,784,460
Chunghwa Telecom	443,000	1,754,952
Compal Electronics	481,000	405,505
CTBC Financial Holding	2,169,000	1,775,088
Delta Electronics	228,000	2,042,918
E.Sun Financial Holding	1,406,192	1,323,247
Eclat Textile	23,000	498,503
Evergreen Marine Taiwan	295,466	1,312,624
Far Eastern New Century	349,000	371,638
Far EasTone Telecommunications	181,000	399,159
Feng TAY Enterprise	51,280	394,111
First Financial Holding	1,222,627	987,610
Formosa Chemicals & Fibre	410,000	1,226,601
Formosa Petrochemical	134,000	474,516
Formosa Plastics	445,000	1,799,117
Foxconn Technology	108,000	270,091
Fubon Financial Holding	885,700	2,420,470
Giant Manufacturing	35,000	396,830
Globalwafers	26,000	733,460
Hiwin Technologies	31,198	344,392
Hon Hai Precision Industry	1,459,000	5,445,880
Hotai Motor	35,000	730,027
Hua Nan Financial Holdings	1,014,055	740,300
Innolux	1,071,000	644,650
Inventec	307,000	282,856
Largan Precision	12,000	934,921
Lite-On Technology	247,000	550,497
MediaTek	177,000	5,697,183
Mega Financial Holding	1,275,000	1,463,073
Micro-Star International	79,000	364,362
momo.com	5,000	289,782
Nan Ya Plastics	603,000	1,971,120
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Nan Ya Printed Circuit Board	26,000	$ 400,229
Nanya Technology	144,000	336,254
Nien Made Enterprise	19,000	268,758
Novatek Microelectronics	67,000	973,431
†Oneness Biotech	27,000	178,336
Pegatron	232,000	555,620
Phison Electronics	18,000	240,768
Pou Chen	276,000	332,537
Powertech Technology	82,000	305,087
President Chain Store	67,000	672,351
Quanta Computer	317,000	877,240
Realtek Semiconductor	54,000	951,366
Ruentex Development	140,700	288,300
Shanghai Commercial & Savings Bank	424,449	674,461
Shin Kong Financial Holding	1,370,764	455,477
SinoPac Financial Holdings	1,208,000	600,173
Synnex Technology International	155,000	288,650
Taishin Financial Holding	1,207,174	781,484
Taiwan Business Bank	50,601	17,323
Taiwan Cement	585,246	1,065,882
Taiwan Cooperative Financial Holding	1,118,395	884,325
Taiwan High Speed Rail	227,000	240,817
Taiwan Mobile	196,000	695,150
Taiwan Semiconductor Manufacturing	2,881,000	59,585,082
Unimicron Technology	139,000	650,402
Uni-President Enterprises	565,000	1,380,377
United Microelectronics	1,377,000	3,121,314
Vanguard International Semiconductor	104,000	558,223
†Walsin Technology	37,000	200,499
Wan Hai Lines	71,600	517,547
Win Semiconductors	39,000	428,835
Winbond Electronics	346,000	324,436
Wistron	320,000	314,573
Wiwynn	9,000	278,692
WPG Holdings	186,000	322,209
†Yageo	44,000	689,645
†Yang Ming Marine Transport	185,000	779,253
Yuanta Financial Holding	1,124,000	991,697
Zhen Ding Technology Holding	78,000	274,246
		133,198,738
Thailand–1.59%
Advanced Info Service NVDR	138,406	798,558

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Airports of Thailand NVDR	502,339	$ 900,229
†Asset World	958,500	132,012
B Grimm Power NVDR	90,456	109,139
Bangkok Commercial Asset Management	217,000	118,008
Bangkok Dusit Medical Services NVDR	1,125,126	754,678
Bangkok Expressway & Metro	910,883	234,995
Berli Jucker NVDR	141,003	136,703
BTS Group Holdings NVDR	902,529	250,125
Bumrungrad Hospital NVDR	55,085	228,726
Carabao Group	35,100	124,486
Central Pattana NVDR	234,328	365,189
Central Retail	194,661	192,734
Central Retail NVDR	18,377	18,069
Charoen Pokphand Foods NVDR	452,019	343,098
CP ALL NVDR	682,805	1,276,350
Delta Electronics Thailand PCL	36,700	509,798
Electricity Generating NVDR	30,641	156,838
Energy Absolute NVDR	172,690	310,791
Global Power Synergy NVDR	78,432	174,091
Gulf Energy Development NVDR	338,652	413,358
Home Product Center NVDR	689,554	275,441
Indorama Ventures NVDR	195,076	254,093
Intouch Holdings Class F	128,069	304,701
Krung Thai Bank NVDR	421,881	136,143
Krungthai Card NVDR	106,800	171,852
Land & Houses NVDR	940,081	219,710
†Minor International NVDR	371,745	344,489
Muangthai Capital NVDR	87,292	149,091
Osotspa NVDR	142,518	142,578
PTT NVDR	1,166,942	1,334,751
PTT Exploration & Production NVDR	162,950	561,352
PTT Global Chemical NVDR	261,576	484,806
PTT Oil & Retail Business	353,700	313,610
Ratch Group NVDR	89,391	119,195
SCG Packaging	149,000	266,425
Siam Cement NVDR	91,443	1,082,349
Siam Commercial Bank NVDR	98,855	353,924
Sri Trang Gloves Thailand	119,200	110,093
Srisawad NVDR	89,033	164,551
Thai Oil NVDR	129,805	198,530
Thai Union Group NVDR	342,675	219,774
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
True NVDR	1,378,610	$ 154,108
		14,909,541
Turkey–0.25%
Akbank	364,607	218,526
Aselsan Elektronik Sanayi Ve Ticaret	81,312	138,431
BIM Birlesik Magazalar	53,426	383,889
Eregli Demir ve Celik Fabrikalari	162,064	298,440
Ford Otomotiv Sanayi	8,429	158,381
KOC Holding	90,535	230,282
†Tupras Turkiye Petrol Rafinerileri	14,734	191,597
Turkcell Iletisim Hizmetleri	144,027	247,125
Turkiye Garanti Bankasi	269,412	279,280
Turkiye Is Bankasi Class C	181,033	105,174
Turkiye Sise ve Cam Fabrikalari	159,410	146,808
		2,397,933
United Arab Emirates–0.79%
Abu Dhabi Commercial Bank	324,371	661,432
Abu Dhabi Islamic Bank	168,675	265,159
Abu Dhabi National Oil	294,306	333,314
Aldar Properties	452,238	499,872
Dubai Islamic Bank PJSC	209,608	281,462
Emaar Properties PJSC	416,157	459,964
Emirates NBD Bank PJSC	296,108	1,144,721
Emirates Telecommunications Group PJSC	202,381	1,322,945
First Abu Dhabi Bank PJSC	510,860	2,472,834
		7,441,703
Uruguay–0.14%
†Globant	4,600	1,292,646
		1,292,646
Total Common Stock (Cost $705,164,667)		891,142,189
ΔPREFERRED STOCKS–1.99%
Brazil–1.11%
Banco Bradesco	569,474	2,175,102
†Braskem	22,000	239,725
Centrais Eletricas Brasileiras	29,600	210,786
Cia Energetica de Minas Gerais	125,977	323,863
Gerdau	134,500	669,320
Itau Unibanco Holding	566,700	3,013,659

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Brazil (continued)
Itausa	517,600	$ 1,063,571
Petroleo Brasileiro	557,200	2,783,058
		10,479,084
Chile–0.09%
Sociedad Quimica y Minera de Chile	15,851	853,209
		853,209
Colombia–0.05%
Bancolombia	52,487	454,874
		454,874
Republic of Korea–0.70%
Hyundai Motor	6,891	551,281
LG Chem	907	285,076
LG Household & Health Care	249	134,535
Samsung Electronics	96,039	5,602,788
		6,573,680
Russia–0.04%
Surgutneftegas PJSC	720,400	398,841
		398,841
Total Preferred Stocks (Cost $19,234,821)		18,759,688
ΔRIGHTS–0.01%
India–0.01%
=†Bharti Airtel	20,513	42,365
		42,365
Republic of Korea–0.00%
=†Hyundai Engineering & Construction	133	9,009
	Number of Shares	Value (U.S. $)
ΔRIGHTS (continued)
Republic of Korea (continued)
=†Samsung Heavy Industries	18,309	$ 16,546
		25,555
Total Rights (Cost $0)		67,920
ΔWARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings exp 9/05/22 exercise price THB 9.9000	45,126	2,241
=†BTS W7 R exp 7/22/22 exercise price THB 1.0000	90,253	2,134
=†BTS W8 R exp 7/22/22 exercise price THB 1.0000	180,506	2,134
†Minor International exp 2/05/24 exercise price THB 31.0000	10,810	1,278
†Srisawad exp 8/29/25 exercise price THB 100.0000	3,180	996
Total Warrants (Cost $0)		8,783

MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	18,157,843	18,157,843
Total Money Market Fund (Cost $18,157,843)		18,157,843

TOTAL INVESTMENTS–98.72% (Cost $742,557,331)	928,136,423
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.28%	12,031,451
NET ASSETS APPLICABLE TO 72,954,271 SHARES OUTSTANDING–100.00%	$940,167,874

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
431	E-mini MSCI Emerging Markets Index	$26,842,680	$28,149,128	12/17/21	$—	$(1,306,448)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on LIBOR03M3	8,434,537	1.00%	10/15/21	$(206,625)	$—	$(206,625)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LB–Lehman Brothers
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$111,374	$—	$—	$111,374
Australia	—	147,911	—	147,911
Brazil	30,614,756	—	—	30,614,756
Chile	1,835,253	1,354,116	—	3,189,369
China	54,681,951	228,644,297	80,447	283,406,695
Colombia	1,126,638	—	—	1,126,638
Czech Republic	821,867	335,372	—	1,157,239
Egypt	147,535	525,783	—	673,318
Greece	—	1,696,913	—	1,696,913
Hong Kong	493,145	22,633,444	56,522	23,183,111
Hungary	442,587	1,928,862	—	2,371,449
India	615,505	111,146,425	—	111,761,930
Indonesia	—	12,431,865	—	12,431,865
Kuwait	5,475,875	—	—	5,475,875
Luxembourg	309,503	—	—	309,503
Malaysia	7,992,064	4,228,112	—	12,220,176
Mexico	17,539,977	—	—	17,539,977
Netherlands	—	7,924	—	7,924
Peru	1,601,888	—	—	1,601,888
Philippines	4,128,225	1,813,319	—	5,941,544
Poland	2,652,213	4,278,762	—	6,930,975
Qatar	6,339,130	503,110	—	6,842,240
Republic of Korea	1,013,287	107,351,344	—	108,364,631
Romania	341,401	—	—	341,401
Russia	26,424,756	8,779,350	—	35,204,106
Saudi Arabia	11,294,477	19,576,177	—	30,870,654
South Africa	13,549,927	14,828,239	—	28,378,166
Taiwan	—	133,198,738	—	133,198,738
Thailand	2,291,641	12,617,900	—	14,909,541
Turkey	1,276,317	1,121,616	—	2,397,933
United Arab Emirates	4,612,301	2,829,402	—	7,441,703
Uruguay	1,292,646	—	—	1,292,646
Preferred Stocks
Brazil	10,479,084	—	—	10,479,084
Chile	—	853,209	—	853,209
Colombia	454,874	—	—	454,874
Republic of Korea	—	6,573,680	—	6,573,680
Russia	398,841	—	—	398,841
Rights	—	—	67,920	67,920
Warrants	4,515	—	4,268	8,783
Money Market Fund	18,157,843	—	—	18,157,843
Total Investments	$228,521,396	$699,405,870	$209,157	$928,136,423
Derivatives:

Liabilities:
Futures Contract	$(1,306,448)	$—	$—	$(1,306,448)
Swap Contract	$—	$(206,625)	$—	$(206,625)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–24